Related Party Transactions (Details) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Apr. 08, 2021	Apr. 08, 2021	Mar. 31, 2021	Mar. 04, 2021	Jul. 20, 2023	Oct. 19, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 21, 2023	Jul. 18, 2022	Jul. 28, 2021	Jul. 22, 2021
Related Party Transaction [Line Items]
Purchased full option of additional shares (in Shares)																	1,875,000
Founder shares outstanding (in Shares)																3,457,807
Stock issued during period for service (in Shares)	75,000											571,859
Percentage of shares transferred or membership interest		100.00%
Closing price per share (in Dollars per share)						$ 10.29		$ 11.2		$ 11.2							$ 10
Conversion percentage					68.30%
Loan amount				$ 300,000
Principal amount						$ 1,383,123							$ 300,000		$ 1,383,123
Unpaid principal amount															$ 1,383,123
Payments or cash deposited in trust account						1,383,123
Deposit into trust account								$ 180,000		$ 180,000
Deposited amount														$ 60,000
Trust account additional amount														60,000
Working capital										$ 80,000			$ 418,498
Convertibility loan description										Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement-equivalent Units at a price of $10.00 per Unit (which, for example, would result in the holders being issued 150,000 Units if $1,500,000 of notes were so converted), at the option of the lender.			Up to $1,500,000 of such loans may be convertible into private placement-equivalent units at a price of $10.00 per unit (which, for example, would result in the holders being issued 150,000 units if $1,500,000 of notes were so converted), at the option of the lender.
Office space, secretarial and administrative expenses										$ 10,000			$ 10,000
Administrative support fees								30,000	$ 30,000	90,000	$ 90,000	$ 54,237	120,000
Founder Shares (in Shares)	75,000	75,000
Shares granted percentage		100.00%
Conversion price per share (in Dollars per share)															$ 10
Deposit to trust account						1,383,123		$ 180,000		$ 180,000
Outstanding amount												0	2,767,015
Outstanding												$ 2,903	$ 0
Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Principal amount						$ 1,383,123								360,000	$ 1,383,123
Conversion price (in Dollars per share)															$ 10
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Founder shares were subject to forfeiture (in Shares)			468,750				468,750
Purchased an additional shares (in Shares)																	1,331,230
Founder Shares [Member]
Related Party Transaction [Line Items]
Outstanding shares percentage			20.00%				20.00%
Founder Shares [Member]
Related Party Transaction [Line Items]
Consideration price			$ 25,000
Sale of stock consideration, number of shares issued (in Shares)			3,593,750
Outstanding shares percentage			20.00%				20.00%
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Closing price per share (in Dollars per share)								$ 12		$ 12
Stock issued during period shares for conversion (in Shares)					3,457,806
Common stock shares issued (in Shares)					5,898,869			4,271,711		4,271,711		813,905	813,905
Common stock shares outstanding (in Shares)					5,898,869			4,271,711		4,271,711		813,905	813,905
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period shares for conversion (in Shares)					3,457,806
Common stock shares issued (in Shares)					1			1		1		3,457,807	3,457,807
Common stock shares outstanding (in Shares)					1			1		1		3,457,807	3,457,807
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Consideration price							$ 25,000
Founder shares issued (in Shares)							3,593,750
Business Combination [Member]
Related Party Transaction [Line Items]
Business combination description													The Company’s initial stockholders, including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the closing price of the shares of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property (except with respect to permitted transferees).
Sponsor [Member]
Related Party Transaction [Line Items]
Deposit into trust account														360,000
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note principal amount								$ 3,067,015		$ 3,067,015			$ 2,767,015
Due to related party								$ 0		$ 0			$ 2,903
Sponsor [Member]
Related Party Transaction [Line Items]
Closing price per share (in Dollars per share)								$ 10.15		$ 10.15
Promissory note principal amount														$ 300,000